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Kevin S. Thompson
Vice President
Office of General Counsel
Phone: 608.231.8588
Fax: 608.236.8588
E-mail: kevin.thompson@cunamutual.com

                                   May 1, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: CUNA Mutual Life Variable Annuity Account (File No. 333-40304) Rule 497 Filing

Dear Commissioners:

     I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated May 1, 2006 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-8588.

                                        Sincerely,


                                        /s/ Kevin S. Thompson
                                        ----------------------------------------
                                        Kevin S. Thompson